Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Apr. 15, 2018	Feb. 28, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Jul. 30, 2015	Oct. 31, 2014
C000025615
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 15,982	$ 13,215	$ 12,918	$ 14,408	$ 12,117	$ 11,845	$ 10,451			$ 10,560	$ 9,669	$ 9,384		$ 9,450
C000025617
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 15,532	12,943	12,749	14,324	12,138	11,950	10,628			10,816	9,977	9,757		9,900
C000201720
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 15,436	12,716	12,391	13,776	11,546	11,243	9,882	$ 10,000
C000161511
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,309	14,265	13,901	15,454	12,948	12,608	11,087			11,156	10,170	9,837	$ 10,000
C000025613
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,754,582	1,446,243	1,409,456	1,566,410	1,313,111	1,278,714	1,124,045			1,131,172	1,031,714	997,500		1,000,000
C000091959
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 17,339	14,298	13,950	15,516	13,015	12,692	11,174			11,260	10,283	9,955		10,000
C000110562
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 22,681	17,683	17,051	17,946	12,218	12,442	11,269			10,604	8,942	9,287		9,450
C000110563
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 22,041	17,313	16,825	17,832	12,236	12,551	11,456			10,860	9,229	9,658		9,900
C000201721
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 20,741	16,113	15,491	16,241	11,036	11,200	10,103	10,000
C000110566
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 23,405	18,294	17,690	18,641	12,735	12,996	11,806			11,130	9,411	9,800		10,000
C000198933
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,845	16,190	15,563	16,317	11,083	11,249	10,154		$ 10,000
C000110564
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,487,424	1,932,580	1,857,893	1,947,885	1,323,651	1,343,399	1,211,907			1,135,276	953,933	987,100		1,000,000
C000110565
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 24,606	19,132	18,405	19,313	13,130	13,337	12,044			11,303	9,510	9,851		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,488	10,451	12,394	12,454	11,728	10,517			10,737	10,642	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,595	10,488	10,451	12,394	12,454	11,728	10,517			10,737	10,642	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,943	9,900	9,864	11,698	11,755	11,070	9,927	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,433	10,343	10,306	12,223	12,281	11,566	10,372			10,589	10,494	10,055	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,159,468	1,048,818	1,045,056	1,239,393	1,245,370	1,172,776	1,051,722			1,073,734	1,064,157	1,019,600		1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,595	10,488	10,451	12,394	12,454	11,728	10,517			10,737	10,642	10,196		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,952	24,599	22,334	26,156	18,302	16,682	14,591			13,592	10,994	10,520		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,952	24,599	22,334	26,156	18,302	16,682	14,591			13,592	10,994	10,520		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,799	17,243	15,655	18,334	12,829	11,694	10,228	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,952	24,599	22,334	26,156	18,302	16,682	14,591			13,592	10,994	10,520		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,538	17,054	15,484	18,133	12,689	11,566	10,116		$ 10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,395,179	2,459,918	2,233,447	2,615,583	1,830,231	1,668,245	1,459,149			1,359,244	1,099,445	1,052,000		1,000,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,952	24,599	22,334	26,156	18,302	16,682	14,591			13,592	10,994	10,520		10,000
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977			12,595	10,693	10,053		10,000
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value	$ 15,705	13,664	12,960	14,551	13,343	12,918	11,760			11,721	10,827	9,940		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591			13,593	10,994	10,520		10,000
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977			12,595	10,693	10,053		10,000
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value	$ 15,705	13,664	12,960	14,551	13,343	12,918	11,760			11,721	10,827	9,940		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591			13,593	10,994	10,520		10,000
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 18,024	13,761	13,743	14,777	10,279	11,120	9,999	10,000
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value	$ 13,484	11,732	11,128	12,494	11,457	11,091	10,098	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,798	17,243	15,655	23,798	17,243	15,655	18,334	$ 10,000
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,823	17,426	17,402	18,712	13,016	14,081	12,662			12,289	10,434	9,809	10,000
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value	$ 15,624	13,594	12,893	14,476	13,274	12,851	11,700			11,660	10,771	9,889	10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,070	23,236	21,096	24,706	17,287	15,757	13,783			12,840	10,385	9,937	$ 10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,395,049	2,459,876	2,233,351	2,615,504	1,830,125	1,668,140	1,459,106			1,359,252	1,099,431	1,051,995		1,000,000
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value	$ 1,570,457	1,366,379	1,295,955	1,455,076	1,334,286	1,291,756	1,176,000			1,172,057	1,082,692	994,000		1,000,000
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 2,339,179	1,785,954	1,783,566	1,917,755	1,334,028	1,443,212	1,297,700			1,259,476	1,069,338	1,005,293		1,000,000
Goldman Sachs Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977			12,595	10,693	10,053		10,000
Goldman Sachs Index: ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML BB to B U.S. High Yield Constrained Index
Account Value	$ 15,705	13,664	12,960	14,551	13,343	12,918	11,760			11,721	10,827	9,940		10,000
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,950	$ 24,599	$ 22,334	$ 26,155	$ 18,301	$ 16,681	$ 14,591			$ 13,593	$ 10,994	$ 10,520		$ 10,000